Share Capital and Reserves - Summary of Share Premium (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Share Premium [abstract]
At 1 January	[1]	$ 7,493	$ 7,493
At 31 December		$ 7,493	$ 7,493	[1]

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.